NOTE PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Debt Disclosure [Abstract]
Note payable face amount	$ 45,000
Periodic payment	45,000
Number of payments	9
Interest rate	5.00%
Note payable	364,852
Current portion of note payable	30,458	29,007
Note payable - net of current portion and discount	260,387	290,845
Accrued interest expense	7,750
Payment under surface lease	$ 45,000